Consolidated income statement - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated income statement
Net sales	€ 21,852	€ 23,315	€ 22,563
Cost of sales	(13,659)	(15,051)	(14,251)
Gross profit	8,193	8,264	8,312
Research and development expenses	(4,087)	(4,532)	(4,777)
Selling, general and administrative expenses	(2,898)	(3,219)	(3,549)
Other operating income	150	237	267
Other operating expenses	(473)	(265)	(312)
Operating profit/(loss)	885	485	(59)
Share of results of associated companies and joint ventures	22	12	12
Financial income	156	165	85
Financial expenses	(320)	(506)	(398)
Profit/(loss) before tax	743	156	(360)
Income tax expense	(3,256)	(138)	(189)
(Loss)/profit for the year from continuing operations	(2,513)	18	(549)
(Loss)/profit for the year from discontinued operations	(3)	(7)	214
(Loss)/profit for the year	(2,516)	11	(335)
Attributable to:
Equity holders of the parent	(2,523)	7	(340)
Non-controlling interests	€ 7	€ 4	€ 5
Basic
Continuing operations (in EUR per share)	€ (0.45)	€ 0.00	€ (0.10)
(Loss)/profit for the year (in EUR per share)	(0.45)	0.00	(0.06)
Diluted
Continuing operations (in EUR per share)	(0.45)	0.00	(0.10)
(Loss)/profit for the year (in EUR per share)	€ (0.45)	€ 0.00	€ (0.06)